Average Annual Total Returns - ERShares Global Entrepreneurs™		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	18.67%	11.17%	9.95%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		33.82%	7.37%	8.86%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		33.61%	5.04%	7.22%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.14%	5.08%	6.68%

[1]	MSCI publishes two versions of this index reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Fund believes that the net dividends version better reflects the returns U.S. investors might expect were they to invest directly in the component securities of the index. Investors cannot invest directly in an index.
[2]	Reflects no deductions for fees, expenses or taxes.